PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

13. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment and related accumulated depreciation are as follows:

	As of December 31,
	2014	2015
	RMB	RMB
Buildings	674,404,784	843,434,719
Machinery and equipment	3,587,003,598	4,109,490,563
Motor vehicles	31,996,742	34,708,696
Furniture, fixture and office equipment	70,296,117	92,267,645
	4,363,701,241	5,079,901,623
Less: Accumulated depreciation	(1,354,103,750)	(1,732,792,756)
Less: Impairment	(37,759,828)	(35,281,427)
Subtotal	2,971,837,663	3,311,827,440
Construction in progress	129,957,509	459,628,038
Property, plant and equipment, net	3,101,795,172	3,771,455,478

Depreciation expenses were RMB328,311,127 , RMB348,022,445 and RMB393,162,784 for the years ended December 31, 2013, 2014 and 2015, respectively.

Construction in progress primarily represents the construction of new production line. Costs incurred in the construction are capitalized and transferred to property and equipment upon completion, at which time depreciation commences.

In the years ended December 31, 2013, 2014 and 2015, the Group recorded impairment of RMB3,573,248, RMB6,217,151 and nil related to the retirement of certain equipment in the wafer and cell production line that had become obsolete.

As of December 31, 2015, certain property, plant and equipment with net book value amounting of RMB2,063,567,296 are pledged as collateral for the Group's borrowings (Note 20).